Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ (1,396)
Deferred tax liabilities	7,377
Deferred tax assets (liabilities) net	5,891
Deferred tax assets	24,573	$ 25,969
Deferred tax liabilities	18,437	25,814
Deferred tax assets (liabilities) net	$ 6,136	$ 155	$ (14,507)